Schedule 1 Parent Company Statements of Operations (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 24, 2014	Sep. 25, 2013	Sep. 24, 2014	Sep. 25, 2013	Dec. 25, 2013	Dec. 26, 2012
Revenue
Company-operated restaurant revenue	$ (80,861,000)	$ (74,470,000)	$ (238,432,000)	$ (223,059,000)	$ (294,327,000)	$ (274,928,000)
Franchise revenue	(5,696,000)	(5,297,000)	(16,456,000)	(15,430,000)	(20,400,000)	(18,682,000)
Total revenue	(86,557,000)	(79,767,000)	(254,888,000)	(238,489,000)	(314,727,000)	(293,610,000)
General and administrative expenses	7,509,000	6,263,000	20,974,000	18,754,000	25,506,000	24,451,000
Total expenses	75,594,000	69,116,000	219,573,000	205,773,000	272,735,000	260,558,000
Loss from operations	13,621,000	10,651,000	37,973,000	32,716,000	42,392,000	33,052,000
Interest income					94,000	100,000
(Loss) income before provision for income taxes	(35,540,000)	788,000	(22,514,000)	3,273,000	(15,472,000)	(5,838,000)
Provision for income taxes	61,389,000	130,000	60,402,000	(2,005,000)	(1,401,000)	(2,027,000)
Net Income (loss)	25,849,000	918,000	37,888,000	1,268,000	(16,873,000)	(7,865,000)
Net loss per share
Basic and diluted					$ (0.59)	$ (0.27)
Weighted average shares used in computing net loss per share
Basic and diluted					28,712,622	28,712,194
Parent Company [Member]
Revenue
Company-operated restaurant revenue
Franchise revenue
Total revenue
General and administrative expenses					912,000	950,000
Total expenses					912,000	950,000
Loss from operations					(912,000)	(950,000)
Interest income					4,000	15,000
(Loss) income before provision for income taxes					(908,000)	(935,000)
Provision for income taxes
Equity in earnings of subsidiaries, net of tax					(15,965,000)	(6,930,000)
Net Income (loss)					$ (16,873,000)	$ (7,865,000)
Net loss per share
Basic and diluted					$ (0.59)	$ (0.27)
Weighted average shares used in computing net loss per share
Basic and diluted					28,712,622	28,712,194